Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2020
Joint Operation [member]
Disclosure of joint operations [line items]
Percentage of ownership interests in joint operations	50.00%